Short-Term Borrowings (Details)	1 Months Ended		12 Months Ended
	Jul. 29, 2021 USD ($)	Jul. 29, 2021 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Short-Term Borrowings [Abstract]
Interest expenses			$ 4,625	$ 37,132
Maturity date	Jan. 09, 2022	Jan. 09, 2022
Accounts receivable	$ 1,568,455	¥ 10,000,000